Net income (loss) per common share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units RSU Member | Management Member
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	628,009	585,247	491,223	241,934
Employee Stock Option[Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	45,205	102,389	165,342